Schedules of Investments - IQ Chaikin U.S. Small Cap ETF

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Communication Services — 3.7%
AMC Entertainment Holdings, Inc., Class A(a)	59,591	$240,748
AMC Networks, Inc., Class A*(a)	7,746	178,933
Anterix, Inc.*	4,123	179,680
Clear Channel Outdoor Holdings, Inc.*	294,240	269,671
Cogent Communications Holdings, Inc.	2,298	207,073
Emerald Holding, Inc.	72,706	197,760
Gannett Co., Inc.(a)	127,242	188,318
John Wiley & Sons, Inc., Class A	5,021	169,860
Liberty Latin America Ltd., Class C*	18,352	187,741
Loral Space & Communications, Inc.	14,237	258,686
Marcus Corp. (The)	15,283	211,058
Meredith Corp.(a)	15,411	221,302
National CineMedia, Inc.	57,763	142,675
ORBCOMM, Inc.*	77,174	324,903
QuinStreet, Inc.*	23,393	273,113
Scholastic Corp.	7,388	176,795
Sinclair Broadcast Group, Inc., Class A(a)	11,711	241,247
Telephone and Data Systems, Inc.	11,236	218,203
United States Cellular Corp.*	6,430	190,778
Yelp, Inc.*	10,445	260,916
Total Communication Services		4,339,460

Consumer Discretionary — 13.2%
1-800-Flowers.com, Inc., Class A*	14,237	402,195
Asbury Automotive Group, Inc.*	3,409	341,411
BJ's Restaurants, Inc.	13,557	271,953
Bloomin' Brands, Inc.	26,372	303,805
Brinker International, Inc.(a)	15,680	421,635
Cato Corp. (The), Class A	17,649	126,896
Cavco Industries, Inc.*	1,299	260,229
Century Communities, Inc.*	12,979	462,312
Cooper Tire & Rubber Co.	11,553	358,836
Core-Mark Holding Co., Inc.	6,591	174,793
Duluth Holdings, Inc., Class B*(a)	46,961	347,042
Fossil Group, Inc.*(a)	57,237	189,455
Genesco, Inc.*	14,114	219,473
Gentherm, Inc.*	5,998	232,542
GoPro, Inc., Class A*	71,874	380,213
Graham Holdings Co., Class B	552	219,900
Green Brick Partners, Inc.*	23,393	322,823
Haverty Furniture Cos., Inc.	15,838	225,216
Houghton Mifflin Harcourt Co.*	100,169	296,500
Hyatt Hotels Corp., Class A(a)	3,931	188,688
Johnson Outdoors, Inc., Class A	3,003	262,943
K12, Inc.*	9,983	457,122
KB Home	10,404	349,991
La-Z-Boy, Inc.	9,164	260,807
LCI Industries	2,818	354,504
LGI Homes, Inc.*(a)	4,170	475,839
Lindblad Expeditions Holdings, Inc.*	45,160	327,410
Lithia Motors, Inc., Class A	2,303	527,732
M/I Homes, Inc.*	11,393	474,291
MarineMax, Inc.*	18,073	501,345
MDC Holdings, Inc.	8,117	363,885
Meritage Homes Corp.*	5,158	511,570
Murphy USA, Inc.*	2,232	295,539
Perdoceo Education Corp.*	17,453	251,323
Playa Hotels & Resorts NV*	107,609	390,621
Rent-A-Center, Inc.	13,318	385,157
Ruth's Hospitality Group, Inc.	28,188	188,719
Sally Beauty Holdings, Inc.*(a)	23,304	270,559
Shoe Carnival, Inc.	9,067	222,595
Sleep Number Corp.*	9,829	457,049
Smith & Wesson Brands, Inc.*	22,686	541,969
Standard Motor Products, Inc.	4,530	206,024
Taylor Morrison Home Corp.*	17,120	401,464
TRI Pointe Group, Inc.*	21,473	359,029
Unifi, Inc.*	16,304	194,996

	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
Universal Electronics, Inc.*	4,907	$226,066
Urban Outfitters, Inc.*(a)	13,224	218,725
Vista Outdoor, Inc.*	21,397	366,959
Total Consumer Discretionary		15,590,150

Consumer Staples — 3.5%
B&G Foods, Inc.(a)	10,408	300,895
Central Garden & Pet Co., Class A*	7,365	255,197
Coca-Cola Consolidated, Inc.	904	207,522
Darling Ingredients, Inc.*	9,824	274,384
Edgewell Personal Care Co.*	7,820	233,740
Fresh Del Monte Produce, Inc.	6,818	153,951
Hain Celestial Group, Inc. (The)*	7,255	246,525
Ingles Markets, Inc., Class A	5,208	209,622
Medifast, Inc.	3,011	503,228
National Beverage Corp.*(a)	4,416	283,286
SpartanNash Co.	13,150	276,479
Sprouts Farmers Market, Inc.*	10,130	267,229
Turning Point Brands, Inc.	8,920	293,290
Universal Corp.	4,259	179,560
USANA Health Sciences, Inc.*	3,260	264,647
Vector Group Ltd.	19,991	176,321
Total Consumer Staples		4,125,876

Energy — 3.2%
Cactus, Inc., Class A	16,232	367,168
CNX Resources Corp.*	35,401	341,620
Core Laboratories NV	18,212	388,462
Liberty Oilfield Services, Inc., Class A(a)	70,007	395,539
Magnolia Oil & Gas Corp., Class A*	47,077	281,520
Patterson-UTI Energy, Inc.	80,130	310,504
PBF Energy, Inc., Class A	26,596	230,853
Peabody Energy Corp.	64,938	202,607
ProPetro Holding Corp.*	75,325	404,495
Select Energy Services, Inc., Class A*	58,300	258,852
US Silica Holdings, Inc.(a)	104,621	369,312
World Fuel Services Corp.	7,479	175,981
Total Energy		3,726,913

Financials — 19.5%
AG Mortgage Investment Trust, Inc.	68,731	191,759
Allegiance Bancshares, Inc.	7,811	190,510
Amalgamated Bank, Class A	17,408	201,062
American National Group, Inc.	2,286	168,364
Ameris Bancorp	7,926	182,892
ARMOUR Residential REIT, Inc.	21,375	199,642
Artisan Partners Asset Management, Inc., Class A	8,763	317,483
Atlantic Capital Bancshares, Inc.*	15,865	158,650
Axos Financial, Inc.*	10,387	232,773
B Riley Financial, Inc.	10,224	260,814
Bank of Marin Bancorp	6,277	197,161
BankUnited, Inc.	10,070	202,810
Banner Corp.	5,700	201,951
Berkshire Hills Bancorp, Inc.	12,673	126,223
BGC Partners, Inc., Class A	74,726	206,991
Blucora, Inc.*	15,628	184,254
Boston Private Financial Holdings, Inc.	26,338	154,999
Bridge Bancorp, Inc.	8,899	160,983
Brookline Bancorp, Inc.	16,695	160,189
Bryn Mawr Bank Corp.	6,636	172,801
Byline Bancorp, Inc.	18,160	235,354
Cambridge Bancorp	3,621	196,222
Camden National Corp.	5,988	189,760
Capstead Mortgage Corp.	44,838	275,754
Carter Bank & Trust	20,514	144,624
Cathay General Bancorp	8,207	198,445
CBTX, Inc.	10,597	167,327

Schedules of Investments — IQ Chaikin U.S. Small Cap ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Financials (continued)
CNO Financial Group, Inc.	15,199	$229,505
Colony Credit Real Estate, Inc.	47,799	301,134
Cowen, Inc., Class A	19,492	321,033
Customers Bancorp, Inc.*	17,229	204,164
Diamond Hill Investment Group, Inc.	2,087	237,981
Dynex Capital, Inc.	18,035	278,641
Eagle Bancorp, Inc.	6,234	187,519
Ellington Financial, Inc.	32,981	387,857
Enterprise Financial Services Corp.	6,747	196,068
Equity Bancshares, Inc., Class A*	10,917	154,366
Farmers National Banc Corp.	16,192	175,035
Federal Agricultural Mortgage Corp., Class C	3,385	201,441
Federated Hermes, Inc.	9,883	260,516
First Bancshares, Inc. (The)	9,875	196,611
First Commonwealth Financial Corp.	20,604	162,153
First Community Bankshares, Inc.	8,081	158,064
First Financial Corp.	5,585	186,707
First Foundation, Inc.	18,426	283,208
First Merchants Corp.	7,109	173,673
First Midwest Bancorp, Inc.	14,226	172,632
Flagstar Bancorp, Inc.	9,497	298,016
Flushing Financial Corp.	14,095	156,173
Great Southern Bancorp, Inc.	4,661	168,122
Green Dot Corp., Class A*	7,417	375,968
Greenhill & Co., Inc.(a)	19,138	229,273
Hancock Whitney Corp.	9,647	183,872
Hanmi Financial Corp.	17,356	160,196
HarborOne Bancorp, Inc.	25,006	216,552
Heartland Financial USA, Inc.	6,236	194,813
Heritage Commerce Corp.	24,552	166,463
Heritage Insurance Holdings, Inc.	17,583	208,710
HomeStreet, Inc.	8,471	223,973
Hope Bancorp, Inc.	22,913	193,157
Houlihan Lokey, Inc.	3,613	197,992
Independent Bank Corp.	14,631	204,322
Invesco Mortgage Capital, Inc.	55,222	169,532
Investors Title Co.	1,471	169,283
Lakeland Bancorp, Inc.	17,421	177,346
Meridian Bancorp, Inc.	16,784	191,421
MFA Financial, Inc.	121,489	319,516
Midland States Bancorp, Inc.	10,767	151,707
MidWestOne Financial Group, Inc.	8,993	162,593
Mr Cooper Group, Inc.*	25,691	419,534
National Bank Holdings Corp., Class A	7,877	218,823
National General Holdings Corp.	11,382	386,874
New York Mortgage Trust, Inc.	121,489	318,301
Nicolet Bankshares, Inc.*	3,451	193,325
NMI Holdings, Inc., Class A*	16,218	251,703
OceanFirst Financial Corp.	11,836	181,327
OFG Bancorp	16,844	220,319
Oppenheimer Holdings, Inc., Class A	9,530	201,941
Orchid Island Capital, Inc.	63,833	328,102
Pacific Premier Bancorp, Inc.	9,993	209,953
Peapack-Gladstone Financial Corp.	10,491	170,793
PennyMac Financial Services, Inc.	8,521	411,223
Peoples Bancorp, Inc.	8,501	170,615
Piper Sandler Cos.	3,724	230,553
PJT Partners, Inc., Class A	4,340	232,320
Preferred Bank	5,569	207,445
Provident Financial Services, Inc.	14,641	199,850
QCR Holdings, Inc.	6,957	207,875
S&T Bancorp, Inc.	6,893	148,199
Sandy Spring Bancorp, Inc.	8,318	192,312
Sculptor Capital Management, Inc.	13,906	172,852
ServisFirst Bancshares, Inc.	6,423	235,018
Sierra Bancorp	10,712	188,317
Simmons First National Corp., Class A	10,235	169,799
Southern National Bancorp of Virginia, Inc.	19,138	161,142

	Shares	Value
Common Stocks (continued)
Financials (continued)
StoneX Group, Inc.*	5,193	$272,529
TCF Financial Corp.	8,312	228,497
Third Point Reinsurance Ltd.*	25,411	197,952
United Community Banks, Inc.	10,285	184,410
United Insurance Holdings Corp.	20,382	150,827
Universal Insurance Holdings, Inc.	10,508	183,995
Univest Financial Corp.	11,539	176,431
Virtu Financial, Inc., Class A	9,042	224,242
Virtus Investment Partners, Inc.	2,474	336,266
Walker & Dunlop, Inc.	4,676	235,717
Waterstone Financial, Inc.	12,949	197,861
WesBanco, Inc.	7,946	157,569
WSFS Financial Corp.	7,554	215,516
Total Financials		23,057,432

Health Care — 16.0%
Aerie Pharmaceuticals, Inc.*(a)	13,949	161,250
Amicus Therapeutics, Inc.*	20,382	294,520
AMN Healthcare Services, Inc.*	3,258	178,995
AngioDynamics, Inc.*	18,056	149,143
Anika Therapeutics, Inc.*	6,514	237,110
Antares Pharma, Inc.*	79,792	208,257
Arcus Biosciences, Inc.*	13,567	266,999
Arrowhead Pharmaceuticals, Inc.*(a)	6,546	281,936
Arvinas, Inc.*	4,673	147,200
Athenex, Inc.*(a)	24,330	258,141
AtriCure, Inc.*	5,606	228,781
Axogen, Inc.*	18,107	205,877
Axonics Modulation Technologies, Inc.*(a)	7,411	313,930
BioSpecifics Technologies Corp.*	3,326	208,407
CareDx, Inc.*	8,630	287,811
Catalyst Pharmaceuticals, Inc.*	48,911	210,317
Clovis Oncology, Inc.*(a)	29,609	171,436
Codexis, Inc.*	16,872	199,596
Collegium Pharmaceutical, Inc.*(a)	11,532	181,975
Computer Programs and Systems, Inc.	8,464	208,892
Corcept Therapeutics, Inc.*	15,838	236,778
Emergent BioSolutions, Inc.*	3,255	362,086
Enanta Pharmaceuticals, Inc.*	3,662	167,903
Ensign Group, Inc. (The)	5,007	230,272
Fluidigm Corp.*	74,141	521,953
G1 Therapeutics, Inc.*(a)	17,092	250,740
GenMark Diagnostics, Inc.*	45,706	816,309
HealthStream, Inc.*	7,863	172,632
HMS Holdings Corp.*	7,450	242,125
Innoviva, Inc.*	16,011	216,869
Integer Holdings Corp.*	2,995	196,981
Intersect ENT, Inc.*	15,891	273,166
Iovance Biotherapeutics, Inc.*(a)	6,288	182,792
Krystal Biotech, Inc.*(a)	4,355	179,818
Ligand Pharmaceuticals, Inc.*(a)	2,587	303,145
Luminex Corp.	6,841	249,012
Magellan Health, Inc.*	3,914	290,301
Medpace Holdings, Inc.*	2,566	306,252
Meridian Bioscience, Inc.*	22,419	549,041
Momenta Pharmaceuticals, Inc.*	6,921	204,100
Myriad Genetics, Inc.*	13,157	158,805
NanoString Technologies, Inc.*(a)	7,830	282,741
National HealthCare Corp.	2,626	155,774
Natus Medical, Inc.*	8,142	151,278
Nevro Corp.*	1,884	250,497
NextGen Healthcare, Inc.*	18,035	263,672
NuVasive, Inc.*	3,717	212,389
Omnicell, Inc.*	2,871	201,803
OPKO Health, Inc.*(a)	140,531	723,735
OraSure Technologies, Inc.*	17,499	317,607
Patterson Cos., Inc.	12,314	327,060
Premier, Inc., Class A*	5,755	201,252
Prestige Consumer Healthcare, Inc.*	5,137	191,045

Schedules of Investments — IQ Chaikin U.S. Small Cap ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Provention Bio, Inc.*	20,467	$212,652
Providence Service Corp. (The)*	3,431	277,945
Quidel Corp.*	1,925	543,755
R1 RCM, Inc.*	20,717	283,201
Radius Health, Inc.*	14,486	181,799
Select Medical Holdings Corp.*	12,555	239,047
SI-BONE, Inc.*	15,759	269,479
SIGA Technologies, Inc.*	39,394	252,909
Surmodics, Inc.*	5,650	267,189
TCR2 Therapeutics, Inc.*	24,330	407,528
TG Therapeutics, Inc.*	19,138	374,722
Triple-S Management Corp., Class B*	13,355	259,888
Twist Bioscience Corp.*	6,158	345,094
United Therapeutics Corp.*	1,986	221,379
Utah Medical Products, Inc.	2,002	163,163
Vanda Pharmaceuticals, Inc.*	18,177	183,224
Vocera Communications, Inc.*	8,866	272,807
Y-mAbs Therapeutics, Inc.*	7,215	253,463
Zogenix, Inc.*(a)	7,615	181,161
Total Health Care		18,980,911

Industrials — 16.3%
ABM Industries, Inc.	7,730	277,507
Alamo Group, Inc.	2,121	218,696
Allied Motion Technologies, Inc.	7,946	299,564
Applied Industrial Technologies, Inc.	4,119	259,991
Arcosa, Inc.	4,739	200,081
ASGN, Inc.*	5,331	364,960
Atkore International Group, Inc.*	8,935	238,296
AZZ, Inc.	6,697	211,491
Barnes Group, Inc.	4,502	165,989
Barrett Business Services, Inc.	4,751	250,283
Beacon Roofing Supply, Inc.*	11,386	354,788
Blue Bird Corp.*	17,229	215,879
BMC Stock Holdings, Inc.*	10,619	271,846
BrightView Holdings, Inc.*	17,027	206,367
CAI International, Inc.*	13,318	229,203
CBIZ, Inc.*	9,002	217,668
Cimpress PLC*	3,537	353,700
Comfort Systems USA, Inc.	5,153	256,156
CRA International, Inc.	5,636	235,416
CSW Industrials, Inc.	2,903	193,891
Douglas Dynamics, Inc.	5,303	187,461
Ducommun, Inc.*	7,578	272,429
Encore Wire Corp.	4,484	225,052
EnerSys	3,803	255,790
Ennis, Inc.	10,028	173,484
ESCO Technologies, Inc.	2,480	213,131
Evoqua Water Technologies Corp.*	16,799	323,045
Federal Signal Corp.	6,903	213,372
Forward Air Corp.	3,718	193,299
Foundation Building Materials, Inc.*	18,301	251,273
Franklin Electric Co., Inc.	3,996	215,984
GATX Corp.(a)	3,009	183,519
Gorman-Rupp Co. (The)	6,034	182,589
Great Lakes Dredge & Dock Corp.*	22,686	189,655
Healthcare Services Group, Inc.	7,874	206,220
Heartland Express, Inc.	10,141	205,710
Heidrick & Struggles International, Inc.	8,369	169,305
Heritage-Crystal Clean, Inc.*	11,596	161,532
Herman Miller, Inc.	8,483	198,757
Hillenbrand, Inc.	9,854	288,032
HNI Corp.	7,476	222,037
Hub Group, Inc., Class A*	4,141	219,059
Huron Consulting Group, Inc.*	4,151	198,086
Hyster-Yale Materials Handling, Inc.	4,697	175,245
KAR Auction Services, Inc.	15,691	237,405
Kelly Services, Inc., Class A	14,839	219,766
Kforce, Inc.	7,365	212,407

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Kimball International, Inc., Class B	15,809	$172,950
Knoll, Inc.	18,245	213,649
Korn Ferry	7,743	217,578
Macquarie Infrastructure Corp.	7,462	223,562
Marten Transport Ltd.	9,177	244,292
Matson, Inc.	6,150	223,983
McGrath RentCorp	3,595	208,582
Miller Industries, Inc.	6,659	188,783
Mistras Group, Inc.*	44,206	156,047
Mueller Industries, Inc.	7,866	219,933
Mueller Water Products, Inc., Class A	23,508	237,901
MYR Group, Inc.*	7,190	263,657
PGT Innovations, Inc.*	22,445	383,136
Powell Industries, Inc.	7,336	194,771
Primoris Services Corp.	11,844	189,859
Quanex Building Products Corp.	18,686	262,538
Regal Beloit Corp.	2,991	275,082
Resources Connection, Inc.	17,166	193,976
Rush Enterprises, Inc., Class A	5,900	280,722
Saia, Inc.*	2,561	305,911
Simpson Manufacturing Co., Inc.	3,039	293,446
SP Plus Corp.*	9,076	144,218
Spirit Airlines, Inc.*(a)	14,609	230,968
SPX Corp.*	5,771	242,382
Standex International Corp.	3,841	205,686
Steelcase, Inc., Class A	19,077	204,696
Sterling Construction Co., Inc.*	19,820	204,146
Systemax, Inc.	10,619	237,972
Tennant Co.	3,250	216,515
Thermon Group Holdings, Inc.*	12,496	169,321
Timken Co. (The)	5,823	265,878
TriMas Corp.*	8,152	190,757
Triton International Ltd.	7,279	229,070
UniFirst Corp.	1,247	232,541
Watts Water Technologies, Inc., Class A	2,225	186,655
Werner Enterprises, Inc.	5,193	228,414
WESCO International, Inc.*	8,241	320,328
Total Industrials		19,275,321

Information Technology — 13.5%
2U, Inc.*(a)	8,875	417,968
A10 Networks, Inc.*	30,328	245,050
Agilysys, Inc.*	11,278	236,387
Alarm.com Holdings, Inc.*	4,840	338,994
American Software, Inc., Class A	13,252	218,260
Arlo Technologies, Inc.*	77,492	327,016
Axcelis Technologies, Inc.*	10,285	302,585
Benchmark Electronics, Inc.	9,420	191,791
Benefitfocus, Inc.*	21,136	247,503
Box, Inc., Class A*	13,413	240,763
Cabot Microelectronics Corp.	1,650	248,688
Calix, Inc.*	26,596	545,484
Casa Systems, Inc.*	53,808	301,863
Cass Information Systems, Inc.	5,356	191,905
Cirrus Logic, Inc.*	2,869	196,613
CommVault Systems, Inc.*	4,652	205,060
Cornerstone OnDemand, Inc.*	5,931	210,610
CSG Systems International, Inc.	4,501	189,627
CTS Corp.	7,569	150,320
Diodes, Inc.*	4,635	238,471
Domo, Inc., Class B*	18,945	609,650
DSP Group, Inc.*	14,054	208,702
EchoStar Corp., Class A*	5,891	160,824
ePlus, Inc.*	3,007	224,142
Evo Payments, Inc., Class A*	12,307	279,246
ExlService Holdings, Inc.*	3,619	231,833
Fabrinet*	3,452	250,719
FireEye, Inc.*(a)	17,799	268,765
FormFactor, Inc.*	9,374	270,346

Schedules of Investments — IQ Chaikin U.S. Small Cap ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Hackett Group, Inc. (The)	14,805	$204,161
Harmonic, Inc.*(a)	32,694	182,432
Insight Enterprises, Inc.*	4,470	222,785
Itron, Inc.*	3,373	234,626
MagnaChip Semiconductor Corp.*	17,042	193,938
ManTech International Corp., Class A	2,589	180,143
MaxLinear, Inc.*	16,140	409,149
Methode Electronics, Inc.	7,125	200,925
MicroStrategy, Inc., Class A*	1,594	197,528
Mitek Systems, Inc.*	23,898	245,193
Model N, Inc.*	8,479	326,102
NETGEAR, Inc.*	8,245	253,534
NetScout Systems, Inc.*	7,956	202,560
NVE Corp.	3,619	196,295
Onto Innovation, Inc.*	6,347	240,043
PC Connection, Inc.	4,569	199,665
Perficient, Inc.*	6,952	272,588
Photronics, Inc.*	18,352	218,022
Power Integrations, Inc.	2,132	260,168
Progress Software Corp.	5,885	205,151
Qualys, Inc.*	2,164	267,211
Rambus, Inc.*	16,963	250,374
Rosetta Stone, Inc.*	13,432	359,575
Sanmina Corp.*	6,903	204,881
ScanSource, Inc.*	8,804	202,052
SPS Commerce, Inc.*	4,049	304,363
Sykes Enterprises, Inc.*	6,944	190,682
Telenav, Inc.*	43,590	226,014
TTEC Holdings, Inc.	5,126	243,280
Varonis Systems, Inc.*	2,958	320,499
Virtusa Corp.*	6,631	269,219
Vishay Intertechnology, Inc.	13,072	205,100
Vishay Precision Group, Inc.*	9,379	238,696
Xperi Holding Corp.	13,538	249,641
Total Information Technology		15,925,780

Materials — 3.9%
Cabot Corp.	7,209	262,984
Compass Minerals International, Inc.	4,895	249,351
Greif, Inc., Class A	6,057	210,723
Hawkins, Inc.	5,290	272,594
Haynes International, Inc.	9,137	167,755
Innospec, Inc.	2,710	203,711
Kaiser Aluminum Corp.	2,718	168,380
Koppers Holdings, Inc.*	15,224	383,188
Materion Corp.	5,379	308,862
Myers Industries, Inc.	17,521	263,866
PQ Group Holdings, Inc.*	17,274	211,952
Schnitzer Steel Industries, Inc., Class A	14,445	265,788
Schweitzer-Mauduit International, Inc.	6,769	220,196
Stepan Co.	2,129	232,487
Tredegar Corp.	12,048	191,322
UFP Technologies, Inc.*	4,944	213,284
US Concrete, Inc.*	10,381	257,657
Warrior Met Coal, Inc.	17,734	282,325
Worthington Industries, Inc.	7,174	268,451
Total Materials		4,634,876

Real Estate — 6.0%
Alexander & Baldwin, Inc.	16,784	198,387
Altisource Portfolio Solutions SA*	24,552	329,733
American Finance Trust, Inc.	30,131	220,107
Apple Hospitality REIT, Inc.	20,536	181,128
Chatham Lodging Trust	31,706	165,188
Columbia Property Trust, Inc.	15,063	180,153
CoreCivic, Inc.	16,857	150,196
CorePoint Lodging, Inc.	48,038	268,532
Corporate Office Properties Trust	8,507	225,265

	Shares	Value
Common Stocks (continued)
Real Estate (continued)
CTO Realty Growth, Inc.	4,154	$164,665
DiamondRock Hospitality Co.	37,068	171,254
Empire State Realty Trust, Inc., Class A	21,018	138,719
Four Corners Property Trust, Inc.	10,065	253,638
Franklin Street Properties Corp.	32,868	172,557
GEO Group, Inc. (The)	15,484	164,595
Hersha Hospitality Trust	52,600	250,376
Investors Real Estate Trust	3,424	247,555
Kennedy-Wilson Holdings, Inc.	14,033	208,250
Mack-Cali Realty Corp.	12,365	178,303
Marcus & Millichap, Inc.*	6,949	189,291
New Senior Investment Group, Inc.	73,558	250,097
Newmark Group, Inc., Class A	44,310	180,342
Office Properties Income Trust	6,910	173,787
Paramount Group, Inc.	21,397	152,561
Piedmont Office Realty Trust, Inc., Class A	10,664	172,863
PotlatchDeltic Corp.	6,000	256,860
Preferred Apartment Communities, Inc., Class A	26,228	189,628
Retail Value, Inc.	15,371	194,597
RLJ Lodging Trust	24,397	195,420
RMR Group, Inc. (The), Class A	6,982	200,802
Safehold, Inc.	2,978	150,181
Saul Centers, Inc.	5,751	176,613
Sunstone Hotel Investors, Inc.	21,618	161,703
Tejon Ranch Co.*	13,395	192,218
Weingarten Realty Investors	13,048	222,599
Whitestone REIT	30,373	200,462
Total Real Estate		7,128,625

Utilities — 1.0%
Avista Corp.	4,432	164,560
NorthWestern Corp.	3,148	177,106
Ormat Technologies, Inc.	2,783	165,588
Otter Tail Corp.	4,236	162,027
SJW Group	3,260	203,620
South Jersey Industries, Inc.	7,532	175,722
Unitil Corp.	3,599	155,297
Total Utilities		1,203,920

Total Common Stocks
(Cost $103,166,636)		117,989,264

Short-Term Investments — 2.7%

Money Market Funds — 2.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.06%(b)(c)	3,007,202	3,007,202
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%(b)	234,432	234,432
Total Short-Term Investments
(Cost $3,241,634)		3,241,634
Total Investments — 102.5%
(Cost $106,408,270)		121,230,898
Other Assets and Liabilities, Net — (2.5)%		(2,970,628)
Net Assets — 100.0%		$118,260,270

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $7,449,291; total market value of collateral held by the Fund was $7,894,615. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $4,887,413.
(b)	Reflects the 1-day yield at July 31, 2020.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments — IQ Chaikin U.S. Small Cap ETF (continued)

July 31, 2020 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$117,989,264	$–	$–	$117,989,264
Short-Term Investments:
Money Market Funds	3,241,634	–	–	3,241,634
Total Investments in Securities	$121,230,898	$–	$–	$121,230,898

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.